                    THE MORGAN STANLEY HIGH YIELD FUND, INC.

--------------------------------------------------

DIRECTORS AND OFFICERS

Barton M. Biggs                           William G. Morton, Jr.
CHAIRMAN OF THE BOARD                     DIRECTOR
OF DIRECTORS                              James W. Grisham
Warren J. Olsen                           VICE PRESIDENT
PRESIDENT AND DIRECTOR                    Michael F. Klein
Peter J. Chase                            VICE PRESIDENT
DIRECTOR                                  Harold J. Schaaff, Jr.
John W. Croghan                           VICE PRESIDENT
DIRECTOR                                  Joseph P. Stadler
David B. Gill                             VICE PRESIDENT
DIRECTOR                                  Valerie Y. Lewis
Graham E. Jones                           SECRETARY
DIRECTOR                                  James R. Rooney
John A. Levin                             TREASURER
DIRECTOR                                  Belinda A. Brady
                                          ASSISTANT TREASURER

--------------------------------------------------

INVESTMENT ADVISER
Morgan Stanley Asset Management Inc.
1221 Avenue of the Americas
New York, New York 10020
---------------------------------------------------------

ADMINISTRATOR
The Chase Manhattan Bank
73 Tremont Street
Boston, Massachusetts 02108
---------------------------------------------------------

CUSTODIANS
Morgan Stanley Trust Company
One Pierrepont Plaza
Brooklyn, New York 11201

The Chase Manhattan Bank
770 Broadway
New York, New York 10003
---------------------------------------------------------

SHAREHOLDER SERVICING AGENT
American Stock Transfer & Trust Company
40 Wall Street
New York, New York 10005
(800) 278-4353
---------------------------------------------------------

LEGAL COUNSEL
Rogers & Wells
200 Park Avenue
New York, New York 10166
---------------------------------------------------------

INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

---------------------------------------------------------
For additional Fund information, including the Fund's net asset value per share and information regarding the investments comprising the Fund's portfolio, please call 1-800-221-6726.

                                   ----------

                                      THE
                                 MORGAN STANLEY
                                   HIGH YIELD
                                   FUND, INC.
                                   ----------

                              FIRST QUARTER REPORT
                                 MARCH 31, 1997
                      MORGAN STANLEY ASSET MANAGEMENT INC.
                               INVESTMENT ADVISER

LETTER TO SHAREHOLDERS
--------

For the three month period ended March 31, 1997, the Morgan Stanley High Yield Fund, Inc. (the "Fund") had a total return, based on net asset value per share, of 0.80% compared to 1.47% for the CS First Boston High Yield Index (the "Index"). For the one year ended March 31, 1997, the Fund had a total return, based on net asset value per share, of 15.72% compared to 11.64% for the Index. For the period since the Fund's commencement of operations on November 30, 1993 through March 31, 1997, the Fund's total return based on net asset value per share, was 41.09% compared to 34.25% for the Index. On March 31, 1997, the closing price of the Fund's shares on the New York Stock Exchange was $14.25, equal to the Fund's net asset value per share.

The U.S. high yield bond market performed well in the first quarter of 1997, with a return that compared favorably with other U.S. asset classes. The quarter was divided with an extremely strong performance in January and February followed by a correction in March associated with the impact of the Federal Reserve's decision to raise interest rates.

Securities which performed particularly well included KMart, which continued to post favorable results. Our holding in Echostar, a satellite television service, performed strongly on the news that a division of News Corporation planned to purchase 50% of the company. The only notable underperforming position was Paging Network, Inc. While PageNet is the leader in the U.S. paging industry, it has recently suffered from investor skepticism regarding the success of its new enhanced voice-messaging service.

In terms of sector exposure, we added to our telecommunications and our emerging market debt positions on weakness late in the quarter. In contrast, we reduced our cable television exposure in the first quarter. We had added to our cable holdings in 1996 when the sector underperformed the broader high-yield market, and then were able to take profits as prices rebounded early in the first quarter.

Our overall portfolio structure continues to feature average credit quality somewhat higher than market benchmarks. Our duration and interest rate sensitivity is moderately longer than that of market benchmarks. We believe the value in the U.S. bond market as well as the opportunities we see in the high yield sector continue to make this an appropriate position.

Sincerely,

           [SIGNATURE]

Warren J. Olsen
PRESIDENT AND DIRECTOR

                 [SIGNATURE]

Robert Angevine
PORTFOLIO MANAGER

April 1997

The Morgan Stanley High Yield Fund, Inc.
Investment Summary as of March 31, 1997 (Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

HISTORICAL
INFORMATION
                                                            TOTAL RETURN (%)
                                ------------------------------------------------------------------------
                                   MARKET VALUE (1)       NET ASSET VALUE (2)           INDEX (3)
                                ----------------------   ----------------------   ----------------------
                                              AVERAGE                  AVERAGE                  AVERAGE
                                CUMULATIVE     ANNUAL    CUMULATIVE     ANNUAL    CUMULATIVE     ANNUAL
                                ----------------------   ----------------------   ----------------------
FISCAL YEAR TO DATE                  -0.41%     --             0.80%     --             1.47%     --
ONE YEAR                             18.86      18.86%        15.72      15.72%        11.64      11.64%
SINCE INCEPTION*                     41.09      10.88         41.09      10.88         34.25       9.24

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
--------------------------------------------------------------------------------

RETURNS AND PER SHARE INFORMATION

A BAR CHART REFLECTING THE DATA BELOW IS REFLECTED HERE.

          YEARS ENDED DECEMBER 31:
Total Return
                                                  1993*       1994       1995       1996    Three Months Ended March 31, 1997
Net Asset Value Per Share                        $14.10     $11.96     $13.63     $14.45                               $14.25
Market Value Per Share                           $14.75     $11.38     $12.88     $14.63                               $14.25
Premium/(Discount)                                 4.6%      -4.8%      -5.5%       1.3%                                 0.0%
Income Dividends                                      -      $1.37      $1.27      $1.42                                $0.32
Fund Total Return (2)                             0.00%     -5.53%     26.07%     17.52%                                0.80%
Index Total Return (3)                            1.26%     -0.98%     17.39%     12.40%                                1.47%
The Morgan Stanley High Yield Fund, Inc. (2)
CS First Boston High Yield Index (3)

(1) Assumes dividends and distributions, if any, were reinvested.

(2) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.

(3) The CS First Boston High Yield Index is an unmanaged index of high yield corporate bonds.

 * The Fund commenced operations on November 30, 1993.

The Morgan Stanley High Yield Fund, Inc.
Investment Summary as of March 31, 1997 (Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
PORTFOLIO INVESTMENTS DIVERSIFICATION

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Debt Securities             91.7%
Equity Securities            6.0%
Short-Term Investment        2.3%

--------------------------------------------------------------------------------

SECTORS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Asset-Backed Securities              5.0%
Broadcast - Radio & Television      10.5%
Entertainment & Leisure              3.4%
Financial Services                   4.2%
Food Service & Lodging               3.1%
Foreign Government Bonds            14.5%
Gaming & Lodging                     2.9%
Multi-Industry                      10.1%
Packaging & Container                4.4%
Telecommunications                  18.3%
Other                               23.6%

--------------------------------------------------------------------------------

TEN LARGEST HOLDINGS*

                                                          PERCENT OF
                                                             TOTAL
                                                          INVESTMENTS
                                                          -----------
  1.  Republic of Argentina Bonds                              4.3%
  2.  Time Warner, Inc.                                        3.4
  3.  Gaylord Container Corp.                                  3.1
  4.  DR Securitized Lease Trust                               3.0
  5.  Nextel Communications                                    2.5

                                                          PERCENT OF
                                                             TOTAL
                                                          INVESTMENTS
                                                          -----------

  6.  United Mexican States Discount Bond                      2.4%
  7.  Brooks Fiber Properties                                  2.4
  8.  Viacom, Inc.                                             2.4
  9.  Republic of Colombia Bonds                               2.3
 10.  Tele-Communications, Inc.                                2.1
                                                               ---
                                                              27.9%
                                                               ---
                                                               ---

* Excludes short-term investments.

INVESTMENTS (UNAUDITED)

(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

---------

MARCH 31, 1997

                                                FACE
                                              AMOUNT           VALUE
                                               (000)           (000)
---------------------------------------------------------
------------
CORPORATE BONDS AND NOTES (68.9%)
---------------------------------------------------------
AEROSPACE & DEFENSE (2.1%)
  Jet Equipment Trust
    'C1' 11.79%, 6/15/13                  $    1,500  $        1,778
    'D-95' 11.44%, 11/1/14                     1,100           1,297
                                                      --------------
                                                               3,075
                                                      --------------
BANKING (2.3%)
  +Bank United Corp.
    8.05%, 5/15/98                             1,585           1,613
  First Nationwide
    9.125%, 2/15/03                            1,150           1,173
    10.625%, 10/1/03                             685             733
                                                      --------------
                                                               3,519
                                                      --------------
BROADCAST -- RADIO & TELEVISION (10.5%)
  Cablevision Systems Corp.
    9.875%, 5/15/06                            2,650           2,623
  Comcast Cellular
    'A' Zero Coupon, 3/5/00                      200             147
    'B' Zero Coupon, 3/5/00                    2,170           1,595
  Comcast Corp.
    9.375%, 5/15/05                            1,500           1,536
    9.50%, 1/15/08                             1,000           1,023
  Marcus Cable Co.
    0.00%, 12/15/05                            2,240           1,546
  Rogers Cablesystems 'B'
    10.00%, 3/15/05                            2,210           2,332
  TV Azteca 'B'
    10.50%, 2/15/07                            1,440           1,418
  Viacom, Inc.
    8.00%, 7/7/06                              3,805           3,577
                                                      --------------
                                                              15,797
                                                      --------------
COMPUTERS (1.6%)
  Advanced Micro Devices, Inc.
    11.00%, 8/1/03                             1,820           2,002
  Digital Equipment Corp.
    8.625%, 11/1/12                              310             303
                                                      --------------
                                                               2,305
                                                      --------------
DIVERSIFIED (1.8%)
  KMart Corp.
    7.75%, 10/1/12                               725             630
    8.375% 7/1/22                                185             163
  RJR Nabisco Inc.
    8.75%, 4/15/04                             1,950           1,946
                                                      --------------
                                                               2,739
                                                      --------------
ENERGY (1.7%)
  Nuevo Energy Co.
    9.50%, 4/15/06                             1,310           1,346
  Vintage Petroleum
    8.625%, 2/1/09                             1,330           1,267
                                                      --------------
                                                               2,613
                                                      --------------

---------------------------------------------------------
------------

                                                FACE
                                              AMOUNT           VALUE
                                               (000)           (000)

---------------------------------------------------------
------------
ENVIRONMENTAL CONTROLS (2.0%)
  Norcal Waste Systems Inc.
    13.00%, 11/15/05                      $    2,725  $        3,025
                                                      --------------
FINANCIAL SERVICES (3.1%)
  Amresco Inc. '97-A'
    10.00%, 3/15/04                            1,370           1,356
  Borg-Warner Security Corp.
    9.625%, 3/15/07                            1,505           1,484
  Homeside, Inc.
    11.25%, 5/15/03                              434             488
  Riggs Capital Trust II
    8.875%, 3/15/27                            1,305           1,303
                                                      --------------
                                                               4,631
                                                      --------------
FOOD SERVICE & LODGING (3.1%)
  Courtyard By Marriott 'B'
    10.75%, 2/1/08                             2,020           2,106
  Host Marriott Travel
    9.50%, 5/15/05                             1,835           1,865
  Sun International Hotels
    9.00%, 3/15/07                               725             696
                                                      --------------
                                                               4,667
                                                      --------------
FOREST PRODUCTS & PAPER (0.9%)
  Asia Pulp & Paper Co.
    12.00%, 2/15/04                            1,350           1,306
                                                      --------------
GAMING & LODGING (2.9%)
  Boyd Gaming Corp.
    9.25%, 10/1/03                             1,655           1,564
  Grand Casinos
    10.125%, 12/1/03                           2,495           2,479
  Louisiana Casino Cruise
    11.50%, 12/1/98                              318             322
                                                      --------------
                                                               4,365
                                                      --------------
HEALTH CARE SUPPLIES & SERVICES (0.7%)
  Tenet Healthcare Corp.
    8.625%, 1/15/07                            1,040           1,026
                                                      --------------
INSURANCE (1.0%)
  Anthem Insurance
    9.00%, 4/1/27                              1,550           1,528
                                                      --------------
MULTI-INDUSTRY (10.1%)
  Brooks Fiber Properties
    0.00%, 3/1/06                              4,595           2,906
    0.00% 11/1/06                              1,145             690
  CA FM Lease Trust
    8.50%, 7/15/17                             1,250           1,261
  Echostar Satellite Broadcast
    0.00%, 3/15/04                             3,345           2,663

---------------------------------------------------------
------------

                                                FACE
                                              AMOUNT           VALUE
                                               (000)           (000)
---------------------------------------------------------
------------
MULTI-INDUSTRY (CONTINUED)
  ISP Holdings, Inc.
    9.00%, 10/15/03                       $    2,765  $        2,789
  Multicanal S.A.
    10.50%, 2/1/07                             1,180           1,192
  SD Warren Co. 'B'
    12.00%, 12/15/04                           1,675           1,859
  TLC Beatrice International Holdings
    11.50%, 10/1/05                            1,645           1,768
                                                      --------------
                                                              15,128
                                                      --------------
PACKAGING & CONTAINER (4.4%)
  Gaylord Container Corp.
    11.50%, 5/15/01                            3,580           3,768
    12.75%, 5/15/05                              795             874
  Owen-Illinois, Inc.
    11.00%, 12/1/03                            1,000           1,105
  Stone Container Corp.
    11.50%, 8/15/06                              920             906
                                                      --------------
                                                               6,653
                                                      --------------
REAL ESTATE (1.4%)
  HMC Acquisition Properties
    9.00%, 12/15/07                            2,050           2,071
                                                      --------------
RETAIL -- GENERAL (1.6%)
  Southland Corp.
    5.00%, 12/15/03                            3,000           2,460
                                                      --------------
TELECOMMUNICATIONS (15.3%)
  Dial Call Communications
    0.00%, 4/15/04                             2,500           1,869
  Globo Par Com
    10.50%, 12/20/06                           1,230           1,247
  IXC Communications, Inc.
    12.50%, 10/1/05                            1,250           1,388
  Net Sat Servicos Ltd. 'A'
    12.75%, 8/5/04                             1,650           1,718
  Nextel Communications
    0.00%, 8/15/04                             5,435           3,750
  Occidente y Caribe
    0.00%, 3/15/04                             2,275           1,387
  Paging Network, Inc.
    10.125%, 8/1/07                              400             373
    10.00%, 10/15/08                           1,675           1,545
  Qwest Communications International
    10.875%, 4/1/07                            1,310           1,302
  Rogers Communications
    9.125%, 1/15/06                              800             792
  TCI Satellite Entertainment
    0.00%, 2/15/07                             4,200           1,932
  Tele-Communications, Inc.
    9.25%, 1/15/23                             3,300           3,171
  Teleport Communications
    0.00%, 7/1/07                              3,855           2,612
                                                      --------------
                                                              23,086
                                                      --------------

---------------------------------------------------------
------------

                                                FACE
                                              AMOUNT           VALUE
                                               (000)           (000)

---------------------------------------------------------
------------
UTILITIES (2.4%)
  Cleveland Electric
    8.375%, 12/1/11                       $      440  $          428
    8.375%, 8/1/12                             1,050           1,024
  Midland Cogeneration Ventures 'C-94'
    10.33%, 7/23/02                            1,393           1,480
  Midland Funding II 'A'
    11.75%, 7/23/05                              650             718
                                                      --------------
                                                               3,650
                                                      --------------
---------------------------------------------------------
------------
TOTAL CORPORATE BONDS AND NOTES
  (Cost $102,056)                                            103,644
                                                      --------------
---------------------------------------------------------
------------
ASSET-BACKED SECURITIES (5.0%)
---------------------------------------------------------
  Aircraft Lease Portfolio
    Securitization Ltd., 1996-I PID
    12.75%, 6/15/06                            1,774           1,867
  DR Securitized Lease Trust
    1993-K1 A1
    6.66%, 8/15/10                             1,418           1,216
    1994-K1 A
    7.60%, 8/15/07                             3,634           3,352
  FMAC, 96 B CI C Sub
    7.929%, 11/1/18                            1,350           1,121
                                                      --------------
---------------------------------------------------------
------------
TOTAL ASSET-BACKED SECURITIES
  (Cost $7,128)                                                7,556
                                                      --------------
---------------------------------------------------------
------------
COLLATERALIZED MORTGAGE OBLIGATIONS (1.8%)
---------------------------------------------------------
  GE Capital Mortgage Services 1995-12
    7.911%, 8/25/25                              650             573
  GMAC IO Ser 1996-C1 CL X2 REMIC
    1.926%, 3/15/21                            7,193             638
  PNC Mortgage Services Corp,
    1995-2 B4
    7.50%, 9/25/25                               721             613
  Prudential Home Mortgage Securities
    1996-A B1
    7.963%, 4/15/25                            1,250             879
                                                      --------------
---------------------------------------------------------
------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
  (Cost $2,599)                                                2,703
                                                      --------------
---------------------------------------------------------
------------
FOREIGN GOVERNMENT BONDS (14.5%)
---------------------------------------------------------
ARGENTINA (4.3%)
  + Republic of Argentina 'L'
      6.813%, 3/31/05                          1,455           1,302
    Republic of Argentina 'L' Par Bond
      5.25%, 3/31/23                           5,680           3,554
    Republic of Argentina Pre 4
        Bocon Zero Coupon, 9/1/02              1,475           1,636
                                                      --------------
                                                               6,492
                                                      --------------

---------------------------------------------------------
------------

                                                FACE
                                              AMOUNT           VALUE
                                               (000)           (000)
---------------------------------------------------------
------------
BRAZIL (1.4%)
  Federative Republic of Brazil 'L'
    4.50%, 4/15/09                        $    2,785  $        2,134
                                                      --------------
COLOMBIA (2.3%)
  Republic of Colombia
    8.70%, 2/15/16                             3,605           3,510
                                                      --------------
MEXICO (2.4%)
  United Mexican States Discount Bond
    (Rights Attached)
    6.25%, 12/31/19                            5,175           3,648
                                                      --------------
PANAMA (1.0%)
  Republic of Panama
    7.875%, 2/13/02                            1,600           1,550
                                                      --------------
RUSSIA (1.1%)
  Russia Past Due Interest Bond
    6.75%, 6/30/17                             2,300           1,556
                                                      --------------
VENEZUELA (2.0%)
  Republic of Venezuela Front Loaded
    Interest Reduction Bond 'A' (Rights
    Attached)
    6.75%, 3/31/20                             4,100           2,937
                                                      --------------
---------------------------------------------------------
------------

TOTAL FOREIGN GOVERNMENT BONDS
  (Cost $20,949)                                              21,827
                                                      --------------
---------------------------------------------------------
------------

                                              NO. OF
                                               UNITS
---------------------------------------------------------
------------
UNITS (1.5%)
--------------------------------------------------------------------
TELECOMMUNICATIONS (1.5%)
  Globalstar L.P. (Sr. Note + 1 Warrant)
    11.375%, 2/15/04 (Cost $2,252)         2,250,000           2,199
                                                      --------------
---------------------------------------------------------
------------
                                              SHARES
---------------------------------------------------------
------------
PREFERRED STOCKS (6.0%)
---------------------------------------------------------
ENTERTAINMENT & LEISURE (3.4%)
  Time Warner, Inc. 'M' 10.25%                 4,828           5,214
                                                      --------------
FINANCIAL SERVICES (1.1%)
  Sinclair Capital
    11.625%                                   16,200           1,612
                                                      --------------
TELECOMMUNICATIONS (1.5%)
  TCI Communications, Inc. 5.00%
    (Convertible)                             24,985           2,280
                                                      --------------
---------------------------------------------------------
------------
TOTAL PREFERRED STOCKS
  (Cost $8,819)                                                9,106
                                                      --------------

---------------------------------------------------------
------------

                                              NO. OF           VALUE
                                            WARRANTS           (000)
---------------------------------------------------------
------------
WARRANTS (0.0%)
---------------------------------------------------------
AEROSPACE & DEFENSE (0.0%)
  Sabreliner Corp., expiring 4/15/98           2,000  $            1
                                                      --------------
GAMING & LODGING (0.0%)
  Louisiana Casino Cruises, expiring
    12/1/98                                    1,108               7
                                                      --------------
TELECOMMUNICATIONS (0.0%)
  Nextel Communications, expiring
    4/25/99                                    2,500              --@
  Occidente y Caribe, expiring 3/15/04         9,100              --@
                                                      --------------
                                                                  --@
                                                      --------------
---------------------------------------------------------
------------
TOTAL WARRANTS
  (Cost $40)                                                       8
                                                      --------------
---------------------------------------------------------
------------

                                             FACE
                                            AMOUNT
                                            (000)
---------------------------------------------------------
------------
SHORT-TERM INVESTMENT (2.3%)
--------------------------------------------------------------------
REPURCHASE AGREEMENT
  Chase Securities, Inc., 6.00%, dated
    3/31/97, due 4/1/97, to be
    repurchased at $3,469,
    collateralized by United States
    Treasury Bonds, 10.75%, due 8/15/05,
    valued at $3,542.
    (Cost $3,468)                         $    3,468           3,468
                                                      --------------
---------------------------------------------------------
------------
TOTAL INVESTMENTS (100.0%)
  (Cost $147,311)                                            150,511
                                                      --------------
---------------------------------------------------------
------------
OTHER ASSETS AND LIABILITIES
  Other Assets                                 8,880
  Liabilities                                (34,640)        (25,760)
                                          ----------  --------------
---------------------------------------------------------
------------
NET ASSETS
  Applicable to 8,752,368 issued and outstanding
    $0.01 par value shares (100,000,000 shares
    authorized)                                       $      124,751
                                                      --------------
                                                      --------------
---------------------------------------------------------
------------
NET ASSET VALUE PER SHARE                             $        14.25
                                                      --------------
                                                      --------------
---------------------------------------------------------
------------

     + -- Variable/floating rate security--rate disclosed is as of March 31, 1997.

    @ -- Value is less than $500.

    IO -- Interest Only

REMIC -- Real Estate Mortgage Investment Conduit

                                       7